CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 179,447	$ 95,560
Short-term investments	6,570	6,575
Restricted cash (note 14)	35,441	2,510
Trade receivables (note 1)	75,899	112,949
Inventories:
Ore stockpiles	28,155	67,764
Concentrates and dore bars	57,528	50,332
Supplies	182,389	149,647
Income taxes recoverable	371
Available-for-sale securities (note 2(b))	145,411	99,109
Other current assets (note 2(a))	110,369	89,776
Total current assets	821,580	674,222
Other assets (note 2(c))	88,048	61,502
Goodwill (note 10)	229,279	200,064
Property, plant and mine development (note 3)	3,895,355	4,564,563
TOTAL ASSETS	5,034,262	5,500,351
Current
Accounts payable and accrued liabilities (note 11)	203,547	160,375
Environmental remediation liability (note 6(a))	26,069
Dividends payable		108,009
Interest payable	9,356	9,743
Income taxes payable		14,450
Capital lease obligations (note 13)	11,068	10,592
Fair value of derivative financial instruments (note 15)	4,404	142
Total current liabilities	254,444	303,311
Long-term debt (note 5)	920,095	650,000
Reclamation provision and other liabilities (note 6)	145,988	145,536
Deferred income and mining tax liabilities (note 9)	498,572	736,054
SHAREHOLDERS' EQUITY
Common shares (notes 7(a), (b), (c) and (d)): Issued - 170,859,604 common shares, less 45,868 shares held in trust	3,181,381	3,078,217
Stock options (note 8(a))	117,694	78,554
Warrants (note 7(c))	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings (deficit)	(129,021)	440,265
Accumulated other comprehensive income (loss) (note 7(e))	(7,106)	28,390
Total common shareholders' equity	3,202,972	3,665,450
Non-controlling interest	12,191
Total shareholders' equity	3,215,163	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,034,262	5,500,351
Contingencies and commitments (notes 6, 9, 12 and 13(b))